December 30, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Hartford Life Insurance Company Separate Account Eleven (“Registrant”)
	333-72042	HV-5244 - PremierSolutions Standard (Series II)
	333-72042	HV-5795 - PremierSolutions Standard (Series A)
	333-72042	HV-6779 - PremierSolutions Standard (Series A-II)
	333-72042	HV-6775 - PremierSolutions Cornerstone (Series II)
	333-72042	HV-3573 - PremierSolutions Chicago Public Schools
	333-151805	HV-6776 - Premier Innovations(SM)
	333-151805	HV-6778 - Premier Innovations(SM) (Series II)
	333-151805	HV-6777 - Hartford 403(b) Cornerstone Innovations

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                The Prospectus and Statement of Additional Information Supplements that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 18, 2014.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7143.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins

Paralegal